Derivative financial instruments - Hedged items in cash flow hedges and hedges of net investments in foreign operations including the effect on the income statement and OCI (Details) - Barclays Bank Group [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ (1,371)	£ (854)
Balance in cash flow hedge reserve for continuing hedges	(838)	(168)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	(780)	(366)
Hedging gains or losses recognised in other comprehensive income	(1,371)	(828)
Hedge ineffectiveness recognised in the income statement	£ 41	£ (7)
Line item in the statement of comprehensive used to recognised ineffectiveness	Hedge ineffectiveness is recognised in net interest income.	Hedge ineffectiveness is recognised in net interest income.
Hedges of net investment [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ (94)	£ 282
Balance in foreign currency reserve for continuing hedges	1,168	1,092
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	162	232
Hedging gains or losses recognised in other comprehensive income	(94)	282
Hedge ineffectiveness recognised in the income statement	£ 0	£ 0
Line item in the statement of comprehensive used to recognised ineffectiveness	Hedge ineffectiveness is recognised in net interest income.	Hedge ineffectiveness is recognised in net interest income.
Hedges of net investment [member] | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ (83)	£ 209
Balance in foreign currency reserve for continuing hedges	1,097	1,092
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(83)	209
Hedge ineffectiveness recognised in the income statement	0	0
Hedges of net investment [member] | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(2)	70
Balance in foreign currency reserve for continuing hedges	16	(1)
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	0	15
Hedging gains or losses recognised in other comprehensive income	(2)	70
Hedge ineffectiveness recognised in the income statement	0	0
Hedges of net investment [member] | Other foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(9)	3
Balance in foreign currency reserve for continuing hedges	55	1
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	162	217
Hedging gains or losses recognised in other comprehensive income	(9)	3
Hedge ineffectiveness recognised in the income statement	0	0
Financial assets at amortised cost [member] | Interest rate risk [member] | Cash flow hedges [member] | Loans and advances [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(1,260)	(826)
Balance in cash flow hedge reserve for continuing hedges	(758)	(142)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	(780)	(366)
Hedging gains or losses recognised in other comprehensive income	(1,260)	(802)
Hedge ineffectiveness recognised in the income statement	40	(10)
Financial assets at amortised cost [member] | Interest rate risk [member] | Cash flow hedges [member] | Debt securities [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	0
Balance in cash flow hedge reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	0
Hedge ineffectiveness recognised in the income statement	0
Financial assets at amortised cost [member] | Foreign exchange risk [member] | Cash flow hedges [member] | Loans and advances [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(70)
Balance in cash flow hedge reserve for continuing hedges	(15)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	(70)
Hedge ineffectiveness recognised in the income statement	0
Financial assets at amortised cost [member] | Foreign exchange risk [member] | Cash flow hedges [member] | Debt securities [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	0
Balance in cash flow hedge reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	0
Hedge ineffectiveness recognised in the income statement	0
Financial assets at amortised cost [member] | Inflation risk [member] | Cash flow hedges [member] | Debt securities [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(41)	(28)
Balance in cash flow hedge reserve for continuing hedges	(65)	(26)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(41)	(26)
Hedge ineffectiveness recognised in the income statement	£ 1	£ 3